Nicole Strother

Securities Counsel

(980) 213.1530

Nicole.strother@equitable.com

February 15, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company of America

Form S-3 Registration Statement

CIK 0000835357

Commissioners:

On behalf of Equitable Financial Life Insurance Company of America (“Equitable America”), we are filing herewith, electronically via EDGAR, Equitable America’s Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”), with respect to interests in the Structured Investment Option® (“SIO”) available under certain EQUIVEST® contracts offered by Equitable America.

Purpose of the Filing and Filing Fees

The purpose of this filing is to register an additional dollar amount of interests in the SIO and to add the exchange offer supplement. This S-3 also removes the pro rata cap in the Segment Interim Value (the “SIV”) calculation. In addition, this S-3 includes updated information and changes of a stylistic and clarifying nature to the prospectus. Funds to cover the required filing fee have been wired to US Bank of St. Louis, Missouri for deposit into the Commission’s account.

Request for Selective Review

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the sole principal difference between the versions of the SIO listed below. Except for the disclosure relating to the sole principal difference in the prospectus and for the Exchange Offer Supplement, the disclosure set forth in this Registration Statement is substantially similar to the disclosure that has been previously filed with the Commission and declared effective on May 1, 2023.

The sole principal difference between the new version of this filing and the current version of the SIO is the addition of the Exchange Offer Supplement. Moreover, the exchange offer supplement is identical to the exchange offer supplement the Staff is reviewing in relation to the Structured Capital Strategies PLUS® 21 Registration Statement (file no. 333-265027), filed on January 30, 2024.

The no prorated CAP SIV disclosure is substantially similar to the same disclosure in Structured Capital Strategies PLUS® 21 which was reviewed by the Staff and was declared effective on May 1, 2023.

Under these circumstances, we believe a limited staff review is appropriate.

We would like to clear comments by March 15, 2024. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments by March 1, 2024, or as soon as practicable thereafter. We will then file a Pre-Effective Amendment that will address any Staff comments.

Equitable America will also request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

Please contact the undersigned at (980) 213.1530 if you have any questions or comments.

Very truly yours,

/s/ Nicole Strother
Nicole Strother

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

8501 IBM DRIVE, SUITE 150, CHARLOTTE, NC 28262-4333